INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2011
INTANGIBLE ASSETS, NET
NOTE 12. INTANGIBLE ASSETS, NET

The intangible assets consisted of the following:

	As of September 30, 2011	As of September 30, 2010
	US$(’000)	US$(’000)
Land-use rights	646	633
Less: accumulated amortization	(17)	(3)
Intangible assets, net	629	630

Amortization expenses for the years ended September 30, 2011, 2010 and 2009 were US$14,000, US$3,000 and US$Nil, respectively. Estimated amortization expense relating to the existing intangible assets for the aggregated and each of the next five years and thereafter are as follows:

For the years ended	US$ (‘000)
September 30, 2012	19
September 30, 2013	19
September 30, 2014	19
September 30, 2015	19
September 30, 2016	19
Thereafter	534
Total	629